Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	45.78
Maximum Aggregate Offering Price	$ 8,011,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,106.39
Offering Note	This prospectus supplement relates to the issuance of up to 175,000 shares of common stock of Devon Energy Corporation (the "Registrant"), upon the conversion of shares of 8 1/8 % Series A Cumulative Perpetual Convertible Preferred Stock, par value $0.01 per share ("Coterra Preferred Stock"), of Coterra Energy Operating Co. This prospectus supplement also relates to such additional shares of common stock as may be issued in connection with a stock split, stock dividend or similar transaction, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"). Maximum Aggregate Offering Price estimated solely for the purpose of computing the registration fee with respect to 175,000 shares of common stock pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant's common stock on the New York Stock Exchange on June 4, 2026. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-294988) filed with the Securities and Exchange Commission on April 10, 2026 (the "Registration Statement). Calculated in accordance with Rule 457(r), this "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.